UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Income Securities Trust

QUARTERLY PORTFOLIO HOLDINGS

1.31.2010

1

John Hancock Income Securities Trust
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Corporate Bonds 97.13%				$154,584,716
(Cost $149,561,483)

Consumer Discretionary 10.01%				15,933,591

Auto Components 0.80%
Allison Transmission, Inc.,
Gtd Sr Note (S)(Z)	11.000%	11/01/15	$485,000	$511,675
Exide Technologies,
Sr Sec Note, Series B (Z)	10.500	03/15/13	445,000	453,900
Tenneco, Inc.,
Gtd Sr Sub Note (Z)	8.625	11/15/14	320,000	315,200

Hotels, Restaurants & Leisure 2.82%
Arcos Dorados BV,
Gtd Sr Note (S)	7.500	10/01/19	265,000	264,338
Chukchansi Economic Development Authority,
Sr Note (S)(Z)	8.000	11/15/13	460,000	374,900
Greektown Holdings LLC,
Sr Note (H)(S)(Z)	10.750	12/01/13	1,015,000	121,800
Jacobs Entertainment, Inc.,
Gtd Sr Note (Z)	9.750	06/15/14	600,000	561,000
Little Traverse Bay Bands of Odawa Indians,
Sr Note (H)(S)(Z)	10.250	02/15/14	500,000	125,000
MTR Gaming Group, Inc.,
Gtd Sr Sec Note (S)	12.625	07/15/14	175,000	171,938
Gtd Sr Sub Note, Series B (Z)	9.000	06/01/12	390,000	319,800
Seminole Indian Tribe of Florida,
Sr Sec Bond (S)(Z)	6.535	10/01/20	650,000	594,406
Turning Stone Resort Casino Enterprises,
Sr Note (S)(Z)	9.125	09/15/14	1,540,000	1,501,500
Waterford Gaming LLC,
Sr Note (S)(Z)	8.625	09/15/14	290,000	165,300
Yonkers Racing Corp.,
Sr Sec Note (S)	11.375	07/15/16	280,000	294,700

Household Durables 0.54%
Libbey Glass, Inc. (S)	10.000	02/15/15	95,000	95,475
Whirlpool Corp.,
Sr Note (Z)	8.600	05/01/14	335,000	386,682
Sr Note (Z)	8.000	05/01/12	335,000	370,378

Media 5.21%
AMC Entertainment, Inc.,
Sr Note	8.750	06/01/19	125,000	129,375
Cablevision Systems Corp.,
Sr Note (S)	8.625	09/15/17	135,000	139,725
Canadian Satellite Radio Holdings, Inc.,
Gtd Sr Note (Z)	12.750	02/15/14	979,000	597,190
CCH II LLC,
Sr Notes (S)	13.500	11/30/16	306,006	364,912
Cinemark USA, Inc.,
Gtd Sr Note	8.625	06/15/19	180,000	187,650
Comcast Cable Holdings LLC,
Sr Note (Z)	9.800	02/01/12	1,500,000	1,708,419
CSC Holdings, Inc.,
Sr Note (Z)	7.875	02/15/18	390,000	406,575

2

John Hancock Income Securities Trust
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Consumer Discretionary (continued)
DirecTV Holdings LLC,
Gtd Sr Note (Z)	7.625%	05/15/16	$350,000	$383,250
Gtd Sr Note (S)	4.750	10/01/14	280,000	292,005
Grupo Televisa SA,
Sr Bond (S)	6.625	01/15/40	290,000	294,011
News America Holdings, Inc.,
Gtd Note (Z)	7.750	01/20/24	1,020,000	1,208,837
Gtd Note (Z)	7.600	10/11/15	1,000,000	1,172,126
News America, Inc.,
Gtd Sr Note	6.900	03/01/19	205,000	235,107
Nexstar Broadcasting, Inc.,
Gtd Note PIK (S)(Z)	7.000	01/15/14	254,724	203,779
Nexstar Finance, Inc.,
Sr Sub Note (Z)	7.000	01/15/14	84,000	67,200
Regal Cinemas Corp.,
Gtd Sr Note	8.625	07/15/19	115,000	118,738
Time Warner Cable, Inc.,
Gtd Sr Note (Z)	6.750	07/01/18	605,000	673,908
XM Satellite Radio, Inc.,
Sr Sec Note (S)	11.250	06/15/13	100,000	107,000

Specialty Retail 0.38%
Staples, Inc.,
Sr Note (Z)	9.750	01/15/14	500,000	609,929

Textiles, Apparel & Luxury Goods 0.26%
Burlington Coat Factory Warehouse Corp.,
Gtd Sr Note	11.125	04/15/14	395,000	405,863

Consumer Staples 6.85%				10,904,400

Beverages 2.36%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd Sr Note (S)	5.375	01/15/20	250,000	256,410
Gtd Sr Note (S)(Z)	4.125	01/15/15	1,000,000	1,027,548
Miller Brewing Company,
Gtd Note (S)(Z)	5.500	08/15/13	1,365,000	1,471,295
PepsiCo, Inc.,
Sr Note (Z)	7.900	11/01/18	395,000	489,109
SABMiller PLC,
Sr Note (S)(Z)	6.500	07/15/18	465,000	515,619

Food & Staples Retailing 0.58%
CVS Caremark Corp.,
Jr Sub Bond (6.302% to 6-1-12 then 3 month LIBOR +
206.5 bps) (Z)	6.302	06/01/37	990,000	920,700

Food Products 1.51%
Bunge Ltd. Finance Corp.,
Gtd Sr Note	8.500	06/15/19	210,000	246,500
Gtd Sr Note (Z)	5.350	04/15/14	1,040,000	1,088,673
Kraft Foods, Inc.,
Sr Note (Z)	6.000	02/11/13	685,000	743,778
Smithfield Foods, Inc.,
Gtd Sr Sec Note (S)	10.000	07/15/14	300,000	326,625

3

John Hancock Income Securities Trust
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Consumer Staples (continued)

Household Products 0.29%
Yankee Acquisition Corp.,
Gtd Sr Sub Note (Z)	8.500%	02/15/15	$455,000	$455,000

Tobacco 2.11%
Alliance One International, Inc.,
Gtd Sr Note (Z)	8.500	05/15/12	245,000	248,675
Sr Note (S)(Z)	10.000	07/15/16	1,000,000	1,060,000
Altria Group, Inc.,
Gtd Sr Note (Z)	8.500	11/10/13	800,000	944,510
Reynolds American, Inc.,
Sr Sec Note (Z)	7.250	06/01/13	1,000,000	1,109,958

Energy 11.57%				18,413,813

Energy Equipment & Services 1.87%
CalEnergy Company, Inc.,
Sr Bond (Z)	8.480	09/15/28	550,000	701,060
Gibson Energy ULC (S)	10.000	01/15/18	265,000	261,688
NGPL Pipeco LLC,
Sr Note (S)(Z)	7.119	12/15/17	1,580,000	1,794,436
Petrobras International Finance Company,
Gtd Sr Note	5.750	01/20/20	215,000	212,606

Oil, Gas & Consumable Fuels 9.70%
Arch Coal, Inc.,
Sr Note (S)	8.750	08/01/16	100,000	106,500
ConocoPhillips,
Gtd Note (Z)	4.400	05/15/13	1,000,000	1,071,739
Drummond Company, Inc.,
Sr Note	7.375	02/15/16	290,000	284,925
Energy Transfer Partners LP,
Sr Note (Z)	9.700	03/15/19	330,000	419,853
Sr Note (Z)	8.500	04/15/14	1,000,000	1,173,988
Enterprise Products Operating LLC,
Gtd Jr Sub Note (7.000% to 6-1-17 then 3 month LIBOR
+ 277.75 bps) (Z)	7.000	06/01/67	695,000	632,450
Gtd Jr Sub Note (7.034% to 1-15-18 then greater of
7.034% and 3 month LIBOR + 268 bps) (Z)	7.034	01/15/68	590,000	557,550
Gulf South Pipeline Company LP,
Sr Note (S)(Z)	5.750	08/15/12	1,000,000	1,067,009
Kinder Morgan Energy Partners LP,
Sr Bond (Z)	9.000	02/01/19	505,000	642,722
Sr Bond (Z)	7.750	03/15/32	195,000	226,668
MarkWest Energy Partners LP,
Gtd Sr Note, Series B (Z)	8.500	07/15/16	545,000	557,263
McMoRan Exploration Company,
Gtd Sr Note (Z)	11.875	11/15/14	340,000	370,600
Motiva Enterprises LLC (S)	6.850	01/15/40	280,000	302,205
Nustar Logistics LP,
Gtd Sr Note	7.650	04/15/18	845,000	956,961
ONEOK Partners LP,
Gtd Sr Note (Z)	6.150	10/01/16	705,000	775,174
Petro-Canada,
Debenture (Z)	9.250	10/15/21	1,000,000	1,309,160
Sr Note (Z)	6.050	05/15/18	400,000	435,834

4

John Hancock Income Securities Trust
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Energy (continued)
Petroleos Mexicanos,
Gtd Note (S)(Z)	4.875%	03/15/15	$490,000	$493,675
Plains All American Pipeline LP,
Sr Note (Z)	4.250	09/01/12	600,000	627,746
Regency Energy Partners LP,
Sr Note (S)(Z)	9.375	06/01/16	280,000	303,450
Spectra Energy Capital LLC,
Gtd Sr Note	6.200	04/15/18	1,000,000	1,086,806
Williams Partners Finance Corp.,
Gtd Sr Note (Z)	7.250	02/01/17	1,265,000	1,417,875
Woodside Finance, Ltd.,
Note (S)(Z)	4.500	11/10/14	605,000	623,870

Financials 34.47%				54,857,097

Capital Markets 4.20%
Charles Schwab Corp.,
Sr Note (Z)	4.950	06/01/14	900,000	961,507
Goldman Sachs Group, Inc.,
Sr Note (Z)	7.500	02/15/19	485,000	562,153
Sr Note (Z)	5.125	01/15/15	760,000	800,223
Jefferies Group, Inc.,
Sr Note (Z)	7.750	03/15/12	490,000	535,993
Macquarie Group, Ltd.,
Sr Note (S)(Z)	7.300	08/01/14	270,000	299,204
Sr Note (S)	6.000	01/14/20	340,000	336,009
Morgan Stanley Company,
Series GMTN	4.100	01/26/15	500,000	497,356
Sr Note (Z)	7.300	05/13/19	485,000	547,888
Sr Note (Z)	5.375	10/15/15	1,000,000	1,056,392
Northern Trust Company,
Sub Note (Z)	6.500	08/15/18	225,000	254,364
Northern Trust Corp.,
Sr Note (Z)	4.625	05/01/14	370,000	399,022
TD Ameritrade Holding Corp.,
Gtd Note (Z)	5.600	12/01/19	435,000	439,687

Commercial Banks 5.86%
Australia & New Zealand Banking Group, Ltd.,
Sr Notes (S)	5.100	01/13/20	435,000	439,722
Bank of Nova Scotia,
Sr Note	3.400	01/22/15	1,000,000	1,013,803
Barclays Bank PLC,
Jr Sub Note (6.860% to 6-15-32 then 6 month LIBOR +
173 bps) (S)(Z)	6.860	01/22/15	1,655,000	1,381,925
Groupe BPCE SA,
Sub Bond (12.500% to 9-30-19 then 3 month LIBOR +
12.98%) (S)	12.500	08/29/49	330,000	397,432
Chuo Mitsui Trust & Banking Company, Ltd.,
Jr Sub Note (5.506% to 4-15-15 then 3 month LIBOR +
249 bps) (S)(Z)	5.506	12/29/49	940,000	918,465
Credit Suisse New York,
Sr Note (Z)	5.300	08/13/19	415,000	426,635
Mizuho Financial Group, Ltd.,
Gtd Sub Bond	8.375	01/29/49	260,000	260,650
Regions Financial Corp. (Z)	7.750	11/10/14	1,000,000	1,033,303

5

John Hancock Income Securities Trust
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Financials (continued)
Santander Issuances S.A. Unipersonal,
Sub Note (6.50 to 8-11-14 then 3 month LIBOR + 392
bps) (S)(Z)	6.500%	08/11/19	$1,200,000	$1,258,184
Sovereign Capital Trust VI,
Gtd Note (Z)	7.908	06/13/36	480,000	447,938
Wachovia Bank NA,
Sub Note (Z)	5.850	02/01/37	390,000	373,192
Sub Note Series BKNT (Z)	6.600	01/15/38	325,000	343,975
Wells Fargo Bank NA,
Sub Bonds (Z)	5.750	05/16/16	450,000	474,728
Westpac Banking Corp.,
Sr Note (Z)	4.875	11/19/19	565,000	562,178

Consumer Finance 3.69%
American Express Credit Company,
Sr Note, Series C (Z)	7.300	08/20/13	670,000	761,218
Capital One Financial Corp.,
Sr Note (Z)	7.375	05/23/14	990,000	1,133,216
Sr Note (Z)	6.750	09/15/17	1,000,000	1,103,651
Discover Financial Services,
Sr Note	10.250	07/15/19	585,000	698,512
Ford Motor Credit Company LLC,
Sr Note (Z)	8.000	12/15/16	140,000	140,830
Sr Note	7.500	08/01/12	90,000	91,176
Nelnet, Inc.,
Note (7.400% to 9-29-11 then 3 month LIBOR + 337.5
bps) (Z)	7.400	09/29/36	715,000	552,332
Nissan Motor Acceptance Corp.	4.500	01/30/15	1,000,000	1,004,078
SLM Corp.,
Sr Note Series MTN (Z)	8.450	06/15/18	395,000	387,100

Diversified Financial Services 10.73%
American Honda Finance Corp.,
Note (S)(Z)	7.625	10/01/18	655,000	759,761
Astoria Depositor Corp.,
Series B (S)	8.144	05/01/21	1,000,000	900,000
Bear Stearns Companies, Inc.,
Sr Note (Z)	7.250	02/01/18	1,000,000	1,146,781
Beaver Valley Funding,
Sec Lease Obligation Bond (Z)	9.000	06/01/17	598,000	655,504
Bosphorus Financial Services, Ltd.,
Sec Floating Rate Note (S)(Z)	2.073	02/15/12	281,250	268,846
Citigroup, Inc.,
Sr Note (Z)	6.375	08/12/14	810,000	859,519
Sr Note (Z)	6.125	11/21/17	1,935,000	1,956,964
Sr Note (Z)	5.850	12/11/34	300,000	269,308
CME Group, Inc.,
Sr Note (Z)	5.750	02/15/14	1,000,000	1,103,177
ERAC USA Finance Company,
Gtd Sr Note (S)(Z)	6.375	10/15/17	465,000	507,838
ESI Tractebel Acquisition Corp.,
Gtd Sec Bond Series B (Z)	7.990	12/30/11	546,000	546,697
General Electric Capital Corp.,
Sr Note Series GMTN (Z)	6.000	08/07/19	335,000	346,753

6

John Hancock Income Securities Trust
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Financials (continued)
Harley-Davidson Funding Corp.,
Gtd Sr Note (S)(Z)	5.750%	12/15/14	$290,000	$304,918
Series C (S)	6.800	06/15/18	300,000	312,397
Hyundai Capital Services,
Sr Note (S)(Z)	6.000	05/05/15	430,000	457,003
JPMorgan Chase & Company,
Jr Sub Note, Series I (7.900% to 4-30-18 then 3 month
LIBOR + 347 bps) (Z)	7.900	04/29/49	655,000	670,923
Sr Note (Z)	4.650	06/01/14	590,000	621,284
Sr. Bond (Z)	6.000	01/15/18	765,000	826,526
Merrill Lynch & Company, Inc.,
Sr Note, Series MTN (Z)	6.150	04/25/13	1,000,000	1,081,901
Sub Notes (Z)	7.750	05/14/38	495,000	544,582
PNC Funding Corp.,
Gtd Sr Note (Z)	4.250	09/21/15	695,000	720,748
SMFG Preferred Capital,
Sub Bond (6.078% to 1-25-17 then 6 month LIBOR + 205
bps) (S)	6.078	01/29/49	590,000	561,603
USB Realty Corp.,
Perpetual Bond (6.091% to 1-15-12 then 3 month LIBOR
+ 114.7 bps) (S)(Z)	6.091	12/29/49	800,000	614,000
Volvo Treasury AB, Gtd Sr Note	5.950	04/01/15	555,000	587,781
Voto-Votorantim Overseas Trading Operations NV,
Gtd Sr Note (S)	6.625	09/25/19	450,000	445,500

Insurance 6.09%
Aflac, Inc.,
Sr Note (Z)	8.500	05/15/19	335,000	392,324
Sr Note (Z)	6.900	12/17/39	230,000	230,368
CNA Financial Corp.,
Sr Note	7.350	11/15/19	320,000	335,275
Sr Note (Z)	6.500	08/15/16	825,000	846,847
Horace Mann Educators Corp.,
Sr Note (Z)	6.850	04/15/16	395,000	401,298
Liberty Mutual Group, Inc.,
Bond (S)(Z)	7.300	06/15/14	750,000	793,961
Gtd Bond (S)(Z)	7.800	03/15/37	705,000	606,300
Gtd Bond (S)(Z)	7.500	08/15/36	885,000	844,944
Lincoln National Corp.,
Jr Sub Bond (6.050% to 4-20-17 then 3 month LIBOR +
204 bps) (Z)	6.050	04/20/67	250,000	190,625
Sr Note (Z)	8.750	07/01/19	510,000	619,788
Massachusetts Mutual Life Insurance Company,
Sub Note (S)	8.875	06/01/39	210,000	271,573
MetLife, Inc.,
Sr Note (Z)	6.750	06/01/16	335,000	383,535
New York Life Insurance Company,
Sub Note (S)(Z)	6.750	11/15/39	540,000	581,571
Progressive Corp.,
Sub Debenture (6.700% to 6-15-17 then 3 month LIBOR
+ 201.75 bps) (Z)	6.700	06/15/37	330,000	303,600
Prudential Financial, Inc.,
Sr Note MTN, Series D	7.375	06/15/19	210,000	241,786
QBE Insurance Group, Ltd.,
Sr Note (S)(Z)	9.750	03/14/14	486,000	555,160

7

John Hancock Income Securities Trust
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Financials (continued)
Teachers Insurance & Annuity Association of America,
Notes (S)(Z)	6.850%	12/16/39	$605,000	$652,051
Unum Group,
Sr Note	7.125	09/30/16	390,000	418,076
UnumProvident Finance Company PLC,
Gtd Sr Debenture (S)(Z)	6.850	11/15/15	605,000	646,219
W.R. Berkley Corp.,
Sr Note (Z)	5.600	05/15/15	365,000	372,210

Real Estate Investment Trusts 3.90%
AMB Property L.P.,
Gtd Note (Z)	6.625	12/01/19	490,000	506,648
Boston Properties LP,
Sr Note	5.875	10/15/19	265,000	275,929
Brandywine Operating Partnership LP,
Gtd Sr Note (Z)	7.500	05/15/15	345,000	364,706
Dexus Property Group,
Gtd Note (S)(Z)	7.125	10/15/14	495,000	525,592
Duke Realty LP,
Sr Note (Z)	8.250	08/15/19	500,000	555,786
Health Care REIT, Inc.,
Sr Note (Z)	6.200	06/01/16	505,000	518,931
Healthcare Realty Trust, Inc.,
Sr Note (Z)	8.125	05/01/11	175,000	185,655
Sr Note (Z)	6.500	01/17/17	540,000	563,675
HRPT Properties Trust,
Sr Note (Z)	6.650	01/15/18	285,000	283,426
Mack-Cali Realty Corp.,
Sr Note (Z)	7.750	08/15/19	330,000	367,398
ProLogis,
Sr Note (Z)	6.625	05/15/18	605,000	613,771
Sr Note (Z)	5.625	11/15/15	385,000	385,451
Simon Property Group LP,
Sr Note (Z)	10.350	04/01/19	345,000	449,252
WEA Finance LLC,
Gtd Sr Note (S)	6.750	09/02/19	290,000	315,371
Gtd Sr Note (S)(Z)	5.400	10/01/12	275,000	293,640

Health Care 3.84%				6,113,403

Health Care Equipment & Supplies 1.16%
Covidien International Finance SA,
Gtd Sr Note (Z)	5.450	10/15/12	930,000	1,023,184
Hospira, Inc.,
Sr Note (Z)	6.050	03/30/17	485,000	524,911
Inverness Medical Innovations, Inc.,
Sr Note (S)	7.875	02/01/16	305,000	299,663

Health Care Providers & Services 2.34%
CIGNA Corp.,
Sr Note (Z)	6.375	10/15/11	640,000	683,754
Express Scripts, Inc.,
Sr Note (Z)	6.250	06/15/14	935,000	1,047,885
Medco Health Solutions, Inc.,
Sr Note (Z)	7.250	08/15/13	850,000	969,835

8

John Hancock Income Securities Trust
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Health Care (continued)
Sun Healthcare Group, Inc.,
Gtd Sr Sub Note (Z)	9.125%	04/15/15	$1,000,000	$1,025,000

Pharmaceuticals 0.34%
Catalent Pharma Solutions, Inc., Gtd Sr Note	9.500	04/15/15	105,000	98,175
Watson Pharmaceuticals, Inc.,
Sr Note (Z)	6.125	08/15/19	415,000	440,996

Industrials 7.93%				12,622,516

Aerospace & Defense 0.24%
Embraer Overseas, Ltd.,
Gtd Sr Note (Z)	6.375	01/15/20	380,000	378,100

Airlines 2.47%
Continental Airlines, Inc.,
Pass Thru Ctf, Series 1991-1, Class A (Z)	6.545	02/02/19	278,199	278,199
Pass Thru Ctf, Series 1998-1, Class A	6.648	09/15/17	172,260	167,092
Pass Thru Ctf, Series 2000-2, Class B (Z)	8.307	04/02/18	365,717	340,116
Pass Thru Ctf, Series 2001-1, Class C (Z)	7.033	06/15/11	93,863	88,701
Delta Air Lines, Inc.,
Pass Thru Ctf, Series 2002-1, Class G-1	6.718	01/02/23	442,955	403,089
Series 2007-1 Class A (Z)	6.821	08/10/22	704,658	688,804
Sr Note (S)	9.500	09/15/14	360,000	375,300
Northwest Airlines, Inc.,
Gtd Note, Series 2007-1, Class A (Z)	7.027	11/01/19	436,769	384,357
Series 2002-1	6.264	11/20/21	564,758	516,754
United Air Lines, Inc.,
Gtd Note	10.400	11/01/16	195,000	210,113
Gtd Note (Z)	9.750	01/15/17	455,000	477,750

Commercial Services & Supplies 0.10%
ACCO Brands Corp.,
Gtd Sr Note (S)	10.625	03/15/15	80,000	87,600
The Geo Group, Inc.,
Gtd Sr Note (S)	7.750	10/15/17	70,000	71,400

Electrical Equipment 0.13%
Coleman Cable, Inc.,
Sr Notes (S)	9.000	02/15/18	205,000	202,438

Industrial Conglomerates 0.64%
Hutchison Whampoa International, Ltd.,
Gtd Note (S)(Z)	5.750	09/11/19	615,000	623,611
Gtd Sr Note (S)(Z)	6.500	02/13/13	365,000	403,492

Machinery 1.45%
Case New Holland, Inc.,
Gtd Sr Note (S)(Z)	7.750	09/01/13	335,000	344,213
Ingersoll-Rand Global Holding Company, Ltd.,
Gtd Note (Z)	6.875	08/15/18	545,000	612,850
Gtd Note (Z)	6.000	08/15/13	540,000	597,104
Manitowoc, Inc.,
Gtd Sr Note (Z)	7.125	11/01/13	500,000	483,750
Terex Corp.,
Sr Note	10.875	06/01/16	250,000	275,625

9

John Hancock Income Securities Trust
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Industrials (continued)

Marine 0.62%
Navios Maritime Holdings, Inc.,
Sr Note (Z)	9.500%	12/15/14	$1,000,000	$993,750

Road & Rail 1.51%
CSX Corp.,
Sr Note (Z)	5.500	08/01/13	620,000	672,632
Sr Note (Z)	6.300	03/15/12	1,000,000	1,086,811
Kansas City Southern de Mexico SA de CV,
Sr Note	9.375	05/01/12	140,000	143,500
Sr Notes (S)	8.000	02/01/18	245,000	241,325
RailAmerica, Inc.,
Sr Sec Note	9.250	07/01/17	239,000	253,340

Trading Companies & Distributors 0.48%
GATX Corp.,
Sr Note (Z)	8.750	05/15/14	550,000	629,294
United Rentals North America, Inc.,
Gtd Sr Note	10.875	06/15/16	125,000	136,406

Transportation Infrastructure 0.29%
CMA CGM SA,
Sr Note (S)(Z)	7.250	02/01/13	700,000	455,000

Information Technology 2.36%				3,753,734

Electronic Equipment, Instruments & Components 1.37%
Amphenol Corp.,
Sr Note (Z)	4.750	11/15/14	540,000	552,474
Freescale Semiconductor, Inc.,
Gtd Sr Note (Z)	8.875	12/15/14	1,000,000	890,000
Tyco Electronics Group SA,
Gtd Note	6.000	10/01/12	415,000	449,920
Gtd Sr Note	6.550	10/01/17	260,000	282,626

IT Services 0.32%
Fiserv, Inc.,
Gtd Sr Note (Z)	6.800	11/20/17	460,000	517,169

Office Electronics 0.67%
Xerox Corp.,
Sr Note (Z)	8.250	05/15/14	275,000	323,429
Sr Note (Z)	6.750	02/01/17	670,000	738,116

Materials 6.66%				10,607,318

Chemicals 1.37%
American Pacific Corp.,
Gtd Sr Note (Z)	9.000	02/01/15	590,000	582,625
Incitec Pivot Finance LLC, Gtd Note (S)	6.000	12/10/19	345,000	346,011
Mosaic Company,
Sr Note (S)(Z)	7.625	12/01/16	480,000	524,757
RPM International, Inc.,
Sr Note (Z)	6.500	02/15/18	325,000	350,018
Sterling Chemicals, Inc.,
Gtd Sr Sec Note (Z)	10.250	04/01/15	400,000	386,000

10

John Hancock Income Securities Trust
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Materials (continued)

Containers & Packaging 1.09%
BWAY Corp.,
Sr Sub Note (S)(Z)	10.000%	04/15/14	$315,000	$332,325
Graphic Packaging International, Inc.,
Gtd Sr Note	9.500	06/15/17	115,000	122,763
Smurfit-Stone Container Enterprises, Inc.,
Sr Note (H)(Z)	8.375	07/01/12	1,000,000	842,500
Sr Note (H)(Z)	8.000	03/15/17	245,000	203,963
Solo Cup Company, Sr Sec Note	10.500	11/01/13	85,000	89,250
US Corrugated, Inc.,
Sr Sec Note	10.000	06/12/13	160,000	137,600

Metals & Mining 2.45%
Allegheny Technologies, Inc.,
Sr Note (Z)	9.375	06/01/19	280,000	334,301
ArcelorMittal,
Sr Note (Z)	9.850	06/01/19	540,000	685,939
CII Carbon LLC,
Gtd Sr Sub Note (S)(Z)	11.125	11/15/15	1,015,000	1,025,150
Commercial Metals Company,
Sr Note (Z)	7.350	08/15/18	310,000	329,962
Gerdau Holdings, Inc.,
Gtd Sr Note (S)	7.000	01/20/20	335,000	336,675
Rio Tinto Alcan, Inc.,
Sr Note (Z)	6.125	12/15/33	415,000	422,030
Rio Tinto Finance USA, Ltd.,
Gtd Sr Note (Z)	8.950	05/01/14	365,000	440,266
Vale Overseas, Ltd.,
Gtd Note	6.875	11/10/39	320,000	326,762

Paper & Forest Products 1.75%
International Paper Company,
Sr Note (Z)	9.375	05/15/19	385,000	482,040
Sr Note (Z)	7.950	06/15/18	530,000	614,163
NewPage Corp.,
Gtd Sr Sec Note	11.375	12/31/14	135,000	130,613
PE Paper Escrow GmbH,
Sr Sec Note (S)	12.000	08/01/14	100,000	110,500
Verso Paper Holdings LLC,
Gtd Sr Note Series B (Z)	9.125	08/01/14	1,000,000	943,750
Westvaco Corp. (Z)	7.950	02/15/31	475,000	507,355

Telecommunication Services 4.48%				7,126,699

Diversified Telecommunication Services 2.80%
Axtel SAB de CV,
Sr Note (S)	9.000	09/22/19	160,000	164,400
BellSouth Corp.,
Debenture (Z)	6.300	12/15/15	725,768	776,986
Intelsat Jackson Holdings, Ltd.,
Gtd Sr Note	11.500	06/15/16	365,000	388,725
Qwest Corp.,
Sr Note (Z)	8.375	05/01/16	330,000	361,350
Sr Note (Z)	7.875	09/01/11	445,000	466,138
Telecom Italia Capital SA,
Gtd Sr Note (Z)	6.175	06/18/14	1,110,000	1,217,250

11

John Hancock Income Securities Trust
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Telecommunication Services (continued)
Verizon Wireless Capital LLC,
Sr Note (Z)	7.375%	11/15/13	$355,000	$413,328
West Corp.,
Gtd Sr Sub Note (Z)	11.000	10/15/16	630,000	670,950

Wireless Telecommunication Services 1.68%
American Tower Corp.,
Sr Note (S)	4.625	04/01/15	340,000	349,559
Digicel Group, Ltd.,
Sr Note (S)(Z)	8.875	01/15/15	1,080,000	1,047,600
NII Capital Corp.,
Gtd Sr Note (S)	10.000	08/15/16	230,000	240,350
SBA Telecommunications, Inc.,
Gtd Sr Note (S)	8.000	08/15/16	135,000	140,063
Sprint Capital Corp.,
Gtd Sr Note (Z)	6.900	05/01/19	1,000,000	890,000

Utilities 8.96%				14,252,145

Electric Utilities 5.50%
Allegheny Energy Supply Company LLC,
Sr Note (S)(Z)	5.750	10/15/19	290,000	294,083
Aquila, Inc.,
Sr Note (Z)	11.875	07/01/12	405,000	476,151
BVPS II Funding Corp.,
Collateralized Lease Bond (Z)	8.890	06/01/17	621,000	698,535
Commonwealth Edison Company,
Sr Sec Bond (Z)	5.800	03/15/18	705,000	763,762
Series 106	6.150	09/15/17	230,000	256,443
Delmarva Power & Light Company,
1st Mtg Bond (Z)	6.400	12/01/13	345,000	385,526
Duke Energy Corp.,
Sr Note (Z)	6.300	02/01/14	340,000	381,151
Exelon Corp.,
Sr Note (Z)	4.900	06/15/15	985,000	1,034,282
Firstenergy Solutions Corp. (Z)	4.800	02/15/15	370,000	384,943
FPL Energy National Wind LLC,
Sr Sec Note (S)(Z)	5.608	03/10/24	297,656	293,724
ITC Holdings Corp.,
Sr Note (S)(Z)	5.875	09/30/16	175,000	184,998
Sr Note (S)(Z)	5.500	01/15/20	415,000	424,272
Monongahela Power Company,
Sec Bond (S)(Z)	7.950	12/15/13	635,000	715,046
Pepco Holdings, Inc.,
Sr Note (Z)	6.450	08/15/12	565,000	615,233
PNPP II Funding Corp.,
Sec Bond (Z)	9.120	05/30/16	344,000	381,534
Texas Competitive Electric Holdings Company LLC,
Gtd Sr Note, Series A (Z)	10.250	11/01/15	1,000,000	782,500
TXU Corp.,
Sec Bond (Z)	7.460	01/01/15	294,351	208,224
Waterford 3 Funding Corp.,
Sec Bond (Z)	8.090	01/02/17	470,896	476,561

12

John Hancock Income Securities Trust
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Utilities (continued)

Gas Utilities 0.33%
DCP Midstream LLC,
Sr Note (S)(Z)	9.750%	03/15/19	$405,000	$516,694

Independent Power Producers & Energy Traders 0.67%
AES Eastern Energy LP,
Sr Pass Thru Ctf, Series 1999-A (Z)	9.000	01/02/17	884,136	901,819
Listrindo Capital BV (S)	9.250	01/29/15	155,000	159,264

Multi-Utilities 1.64%
DTE Energy Company,
Sr Note (Z)	7.625	05/15/14	910,000	1,049,899
Sempra Energy,
Sr Bond (Z)	8.900	11/15/13	345,000	410,193
Sr Note (Z)	6.500	06/01/16	415,000	463,668
Teco Finance, Inc.,
Gtd Sr Note (Z)	7.000	05/01/12	337,000	365,338
Gtd Sr Note (Z)	6.572	11/01/17	298,000	318,688

Water Utilities 0.82%
Indiantown Cogeneration LP,
1st Mtg Note Series A-9 (Z)	9.260	12/15/10	110,703	112,934
Midwest Generation LLC,
Note Series B (Z)	8.560	01/02/16	300,831	303,840
Oncor Electric Delivery Co.,
Sr Sec Note (Z)	6.375	05/01/12	820,000	892,840

			Shares	Value

Preferred Stocks 2.90%				$4,612,292
(Cost $5,106,106)

Consumer Staples 0.55%				875,391

Food & Staples Retailing 0.55%
Ocean Spray Cranberries, Inc., 6.250%, Series A			12,500	875,391

Financials 1.75%				2,776,901

Diversified Financial Services 0.41%
Bank of America Corp., 8.625% (Z)			26,575	652,151

Real Estate Investment Trusts 1.34%
Apartment Investment & Management Company, 8.000%, Series T (Z)			55,000	1,234,750
Public Storage, Inc., 6.500%, Depositary Shares, Series W (Z)			40,000	890,000

Telecommunication Services 0.60%				960,000

Wireless Telecommunication Services 0.60%
Telephone & Data Systems, Inc., 7.600%, Series A (Z)			40,000	960,000

13

John Hancock Income Securities Trust
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Term Loans 0.58%				$923,089
(Cost $1,043,358)

Consumer Discretionary 0.58%				923,089

Hotels, Restaurants & Leisure 0.58%
East Valley Tourist Development Authority	12.000%	08/06/12	$507,883	$380,912
Greektown Holdings LLC,
Term Loan (T)	—	09/30/10	51,394	51,394
Term Loan	14.500	09/30/10	488,341	490,783

U.S. Government & Agency Obligations 35.09%				$55,835,584
(Cost $54,972,967)

U.S. Government 15.60%				24,821,915
U.S. Treasury Bonds
Bond	4.500%	08/15/39	2,530,000	2,526,838
U.S. Treasury Notes
Note	3.375	11/15/19	6,580,000	6,453,532
Note	2.625	12/31/14	640,000	649,350
Note	2.375	08/31/14	845,000	852,988
Note	2.375	10/31/14	2,645,000	2,661,320
Note	2.125	11/30/14	11,755,000	11,677,887

U.S. Government Agency 19.49%				31,013,669
Federal Home Loan Mortgage Corp.,
30 Yr Pass Thru Ctf	4.500	03/01/39	4,239,938	4,285,982
Federal National Mortgage Association,
15 Yr Pass Thru Ctf	4.000	06/01/24	3,619,235	3,687,661
15 Yr Pass Thru Ctf	4.000	06/01/24	1,922,871	1,959,225
15 Yr Pass Thru Ctf	4.000	06/01/24	3,570,926	3,638,438
30 Yr Pass Thru Ctf	5.500	02/01/36	3,156,826	3,352,894
30 Yr Pass Thru Ctf	5.500	06/01/37	1,732,953	1,837,878
30 Yr Pass Thru Ctf	5.500	06/01/38	3,489,757	3,701,051
30 Yr Pass Thru Ctf	4.500	03/01/38	2,664,780	2,694,446
30 Yr Pass Thru Ctf	4.500	04/01/39	946,352	956,888
Government National Mortgage Association,
30 Yr Pass Thru Ctf	5.500	11/15/38	904,902	959,939
30 Yr Pass Thru Ctf	4.500	03/15/39	3,880,006	3,939,267

Collateralized Mortgage Obligations 10.43%				$16,603,728
(Cost $23,508,301)

Collateralized Mortgage Obligations 10.43%				16,603,728
American Home Mortgage Assets,
Series 2006-6, Class XP IO	2.741	12/25/46	12,095,774	529,190
Series 2007-5, Class XP IO	3.131	06/25/47	8,513,595	468,248
American Home Mortgage Investment Trust,
Series 2007-1, Class GIOP IO	2.078	05/25/47	7,508,334	445,807
American Tower Trust,
Series 2007-1A, Class D (S)	5.957	04/15/37	865,000	897,438
Banc of America Funding Corp.,
Series 2006-B, Class 6A1 (P)	5.827	03/20/36	772,201	536,060
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-1 Class B2 (P)	4.280	03/25/35	800,707	88,101

14

John Hancock Income Securities Trust
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Collateralized Mortgage Obligations (continued)
Bear Stearns Alt-A Trust,
Series 2006-4 Class 3B1 (P)	5.940%	07/25/36	$1,650,460	$2,773
Series 2005-3, Class B2 (P)	4.231	04/25/35	550,160	29,539
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2006-PW14, Class D (S)	5.412	12/11/38	655,000	217,190
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-10, Class 1A5A (P)	5.718	12/25/35	602,938	408,735
Series 2005-5, Class 2A3	5.000	08/25/35	338,339	323,431
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2005-CD1, Class C (P)	5.224	07/15/44	295,000	166,719
ContiMortgage Home Equity Loan Trust,
Series 1995-2 Class A-5	8.100	08/15/25	42,668	39,222
Countrywide Alternative Loan Trust,
Series 2006-OA12, Class X IO	3.081	09/20/46	15,298,730	621,511
DB Master Finance LLC,
Series 2006-1, Class-M1 (S)	8.285	06/20/31	340,000	290,707
First Horizon Alternative Mortgage Securities,
Series 2004-AA5, Class B1	2.636	12/25/34	409,956	32,294
GSR Mortgage Loan Trust,
Series 2006-4F Class 6A1	6.500	05/25/36	3,086,153	2,619,364
Series 2004-9, Class B1 (P)	3.904	08/25/34	807,102	314,640
Harborview Mortgage Loan Trust,
Series 2005-11, Class X IO	2.721	08/19/45	3,883,409	160,385
Series 2005-8, Class 1X IO	2.554	09/19/35	6,394,277	242,783
Series 2007-3, Class ES IO	0.350	05/19/47	17,805,462	144,669
Series 2007-4, Class ES IO	0.350	07/19/47	18,974,643	154,169
Series 2007-6, Class ES IO (S)	0.342	08/19/37	13,973,291	113,533
Harborview Corp.,
Series 2006-9A, Class N2, NIM (S)	8.350	11/19/36	323,137	0
IndyMac Index Mortgage Loan Trust,
Series 2004-AR13, Class B1	5.296	01/25/35	327,775	50,303
Series 2005-AR18, Class 1X IO	2.555	10/25/36	12,909,670	419,564
Series 2005-AR18, Class 2X IO	2.294	10/25/36	12,594,696	425,701
Series 2005-AR5, Class B1 (P)	4.314	05/25/35	435,117	15,185
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class B	5.129	10/15/42	2,035,000	1,095,502
JPMorgan Mortgage Trust,
Series 2005-S3, Class 2A2	5.500	01/25/21	533,629	506,197
Merrill Lynch Mortgage Investors Trust,
Series 2006-AF1 Class MF1 (P)	6.246	08/25/36	1,180,857	80,989
MLCC Mortgage Investors, Inc.,
Series 2007-3, Class M1 (P)	5.917	09/25/37	419,859	191,478
Series 2007-3, Class M2 (P)	5.917	09/25/37	154,949	63,458
Series 2007-3, Class M3 (P)	5.917	09/25/37	104,966	36,047
Morgan Stanley Capital I,
Series 2005-HQ7, Class A4	5.207	11/14/42	840,000	857,447
Series 2006-IQ12, Class E	5.538	12/15/43	640,000	148,541
Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1 (P)	4.055	05/25/35	406,781	114,086
Residential Accredit Loans, Inc.,
Series 2005-QA12, Class NB5 (P)	5.942	12/25/35	2,686,625	1,635,313
Washington Mutual, Inc.,
Series 2005-6, Class 1CB	6.500	08/25/35	377,524	275,121
Series 2007-OA5, Class 1XPP IO	0.740	06/25/47	38,920,093	425,689

15

John Hancock Income Securities Trust
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value
Collateralized Mortgage Obligations (continued)
Series 2007-OA6, Class 1XPP IO	0.804%	07/25/47	$22,713,186	$212,936
Series 2005-AR4 Class B1 (P)	4.623	04/25/35	1,508,511	410,299
Series 2007-0A5, Class 2XPP IO	0.999	06/25/47	45,335,096	793,364

Asset Backed Securities 0.98%				$1,563,684
(Cost $1,759,948)

Asset Backed Securities 0.98%				1,563,684
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class M1 (S)	7.629%	04/25/37	1,000,000	780,000
Hertz Vehicle Financing LLC,
Series 2009-2A, Class A2 (S)	5.290	03/25/16	760,000	783,684
		Maturity	Par value
	Yield*	date		Value
Short-Term Investments 0.94%				$1,500,000
(Cost $1,500,000)

U.S. Government Agency 0.94%				1,500,000
Federal Home Loan Bank,
Discount Note	0.030%	02/01/10	1,500,000	1,500,000

Total investments (Cost $237,452,163) 148.05%				$235,623,093

Other assets and liabilities, net (48.05%)				($76,472,218)

Total net assets 100.00%				$159,150,875

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

BKNT	Bank Note
GMTN	Global Medium Term Note
Gtd	Guaranteed
IO	Interest Only Security - Interest Tranche of Stripped Mortgage Pool
MTN	Medium-Term Note
NIM	Net Interest Margin
PIK	Paid In Kind

(H) Defaulted Security. Currently, the issuer is in default with respect to interest payments.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $47,341,298 or 29.78% of the Fund's net assets as of January 31, 2010.

(T) All or a portion of this security represents an unsettled term loan commitment. Rate will be determined at time of settlement.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at January 31, 2010 was $134,919,805.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

16

John Hancock Income Securities Trust
Securities owned by the Fund on
January 31, 2010 (Unaudited)

† At January 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $238,051,699. Net unrealized depreciation aggregated $2,428,606, of which $15,428,245 related to appreciated investment securities and $17,856,851 related to depreciated investment securities.

17

Notes to the Schedule of Investments (Unaudited)

Security valuation

Investments are stated at value as of the close of regular trading on the New York Stock exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent quotation service Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

Other portfolio assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights and futures.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed-income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may include the use of the brokers’ own judgments about the assumptions that market participants would use.

18

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010, by major security category or security type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Investments In Securities	01/31/10	Price	Inputs	Inputs
Asset Backed Securities	$1,563,684	—	$783,684	$780,000
Collateralized Mortgage Obligations	16,603,728	—	11,446,179	5,157,549
Corporate Bonds	154,584,716	—	153,547,116	1,037,600
Preferred Stocks	4,612,292	$3,736,901	875,391	—
Term Loans	923,089	—	923,089	—
U.S. Government & Agency Obligations	55,835,584	—	55,835,584	—
Short-Term Investments	1,500,000	—	1,500,000	—
Total investments in Securities	$235,623,093	$3,736,901	$224,911,043	$6,975,149
Other Financial Instruments	(1,306,994)	(11,664)	(1,295,330)	—
Total	$234,316,099	$3,725,237	$223,615,713	$6,975,149

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset	Collateralized
	Backed	Mortgage	Corporate
	Securities	Obligations	Bonds	Totals
Balance as of 10-31-09	$750,000	$6,578,122	$884,400	$8,212,522
Accrued discounts/premiums	-	28	123	151
Realized gain (loss)	-	872,606	-	872,606
Change in unrealized gain (loss)	30,000	(1,162,818)	153,077	(979,741)
Net purchases (sales)	-	(1,130,389)	-	(1,130,389)
Net transfers in and/out of
Level 3	-	-	-	-
Balance as of 01-31-10	$780,000	$5,157,549	$1,037,600	$6,975,149

Financial Instruments

Futures

The Fund may purchase and sell financial futures contracts, including index futures and options on these contracts. A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. For more information on futures, please refer to the Fund’s prospectus, semiannual and annual reports.

During the period ended January 31, 2010, the Fund used futures to mangage duration of the portfolio. The following summarizes the Fund’s use of futures contracts and the contracts held as of January 31, 2010:

					Unrealized
	Number of		Expiration	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Value	(Depreciation)
U.S. Treasury 30-Year Bond Futures	10	Long	Mar 2010	$1,188,125	$6,562
U.S. Treasury 5-Year Note Futures	27	Short	Mar 2010	3,144,445	(7,805)
U.S. Treasury 10-Year Note Futures	23	Short	Mar 2010	2,717,594	(10,421)
Total				$7,050,164	($11,664)

19

Futures contracts (USD notional amounts) ranged from approximately $1.2 million to $7.1 million for the three-month period ended January 31, 2010.

Interest Rate Swap Agreements

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.For more information on interest rate swaps, please refer to the Funds’ prospectus, semiannual and annual reports.

The following summarizes the interest rate swap contracts held as of January 31, 2010. The Fund entered into interest rate swaps to mangage duration of the portfolio.

	USD	Payments	Payments
	Notional	Made by	Received	Effective	Maturity	Unrealized	Market
Counterparty	Amount	Fund	by Fund	Date	Date	Depreciation	Value

Bank of			3-month
America	$29,000,000	4.6875%	LIBOR (a)	9-14-2007	9-14-2010	($1,295,330)	($1,295,330)

(a) At January 31, 2010, the 3-month LIBOR rate was 0.24906%.

Interest rate swap notional amount at January 31, 2010 is representative of the activity during the period.

Fair value of derivative instruments by risk category

The table below summarizes the fair values of derivatives held by the Fund at January 31, 2010, by risk category:

	Financial	Asset	Liability
	Instruments	Derivatives	Derivatives
	Location	Fair Value	Fair Value
Interest rate contracts	Futures†	-	($11,664)

Interest rate contracts	Interest rate	-	($1,295,330)
	swaps
Total		-	($1,306,994)

† Reflects cumulative appreciation/depreciation on futures.

20

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: JHS

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Income Securities Trust.

21

P60Q1 1/10
3/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	March 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	March 22, 2010

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	March 22, 2010